Shareholder Report, Holdings (Details) - Fidelity Government Cash Reserves	Nov. 30, 2024
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	58.80%
EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	39.00%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	35.30%
AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%